Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Cash Flows from Operating Activities
Net loss	$ (9,870,235)	$ (1,680,042)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	2,530	5,195	$ 9,467
Amortization of right of use asset	137,557	138,728
Unrealized gain on investments		(77,681)
Unrealized loss on digital assets	4,654,481
Share based compensation	1,344,663
Amortization of debt discount	263,315
Changes in operating assets and liabilities
Accounts receivable	(98,052)	(93,713)
Inventory	206,368	(658,057)
Capital Receivables of Convertible Notes		1,472,000
Deposits and prepaids	(315,143)	(80,911)
Prepaid offering costs	300,000	300,000
Deferred tax asset		342,122
Accounts payable and accrued expenses	211,316	(344,392)
Deferred revenue	(17,256)	189,909
Income tax payable	(119,654)	(120,295)
Operating lease liability	(145,198)	(137,926)
Accrued employee benefits	4,950	1,106
Net cash from operating activities	(3,440,358)	(743,957)
Cash Flows from Investing Activities
Investment in digital assets	(58,485,000)
Proceeds from sales of digital assets	3,158,101
Investment in a company	(1,400)
Net cash from investing activities	(55,328,299)
Cash Flows from Financing Activities
Net activity on due to related parties	(151)	(26,640)
Funds raised in convertible notes	63,700,000
Debt issuance costs	(978,214)
Funds raised in new shares issue	1,925,198
Funds raised in note payables, net	56,160	503,052
Net cash from financing activities	64,702,993	476,412
Foreign currency adjustment	(29,047)	70,386
Change in cash and cash equivalents	5,905,289	(197,159)
Cash and cash equivalents at beginning of period	2,890,822	939,014	939,014
Cash and cash equivalents at end of period	8,796,111	741,855	$ 2,890,822
Supplemental Cash Flow Information
Cash paid for interest	43,651	27,615
Cash paid for income taxes	123,100	83,284
Non-Cash Investing and Financing Activities
Share issued for conversion of note payable	$ 11,994,324